SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) year $ / shares	Dec. 31, 2021 CAD ($) year $ / shares
Options
Weighted average risk-free interest rate	1.80%	0.80%
Weighted average expected volatility	53.20%	56.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	5.0	4.9
Weighted average grant-date fair value (CAD per share) | $	$ 1.89	$ 1.97
Weighted average share price at grant date (CAD per share) | $ / shares	$ 4.03	$ 3.94
Weighted average exercise price (CAD per share) | $ / shares	$ 4.02	$ 3.94
Deferred share units
Weighted average expected life of options issued (years) | year	0.3	0.1
Weighted average grant-date fair value (CAD per share) | $	$ 3.57	$ 4.51